Trade receivables and Prepayments and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Trade receivables and Prepayments and other receivables [Line Items]
Trade receivables	$ 19,519	$ 18,426
To be recovered from co-venturers (Note 33)	2,455	3,311
Related parties receivables (Note 33)	56	42
Prepayments and other receivables	5,242	4,290
Prepayments and accrued income	7,753	7,643
Total	27,272	26,069
Current	27,037	25,828
Non current	235	241
Total	$ 27,272	$ 26,069